WEST UNIVERSITY FUND, INC.
                                  ANNUAL REPORT
                                DECEMBER 31, 1999






WEST UNIVERSITY FUND, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

Common Stocks

Basic Materials-8.14%

A. Schulman 3,500 shares
Market value $57,093

Barrick Gold 5,000 shares
Market value $88,437
Options written
25 April 17.5 calls
Market value $5,546
Exp. 04-00

25 April 15 calls
Market value $9,688
Exp. 04-00

Lubrizol Corp. 2,000 shares
Market value $61,750
Options written
20 May 22.5 calls
Market value $17,625
Exp. 05-00

RPM, Inc. 4,000 shares
Market value $40,750
Options written
40 Feb. 12.5 calls
Market value $375
Exp. 02-00

Basic Materials
Total Market value stocks $248,030
Total Market value calls $33,234

Biotech-1.56%

PPD, Inc. 4,000 shares
Market Value $47,500
Options written
40 April 7.5 calls
Market Value 20,250

Biotech
Total Market value stocks $47,500
Total Market value options $20,250


Capital Goods-6.38%

Aviall, Inc.*. 6,000 shares
Market value $49,125
Options written
60 March 10 calls
Market value $3,000
Exp. 03-00

Crown Cork & Co. 2,000 shares
Market value $44,750
Options written
20 July 20 calls
Market value $8,625
Exp. 05-00

Federal Signal Corp. 2,500 shares
Market value $40,156
Options written
25 May. 17.5calls
Market value $2,031
Exp. 05-00

Sigma Aldrich Corp. 2,000 shares
Market Value $60,125
Options written
20 April 25 calls
Market value $11,750
Exp. 04-00

Capital Goods
Total Market value stocks $194,156
Total Market value calls $25,406

Consumer Cyclicals-13.93%

Clayton Homes 5,000 shares
Market Value $45,937
Options written
50 May 7.5 calls
Market value $10,938
Exp. 05-00

Enesco Group, Inc. 4000 shares
Market value $44,250
Options written
40 May. 12.5 calls
Market value $2,000
Exp. 05-00

Fleetwood Ent. 2,000 shares
Market value $41,250
Options written
20 Feb. 22.5 calls
Market value $2,000
Exp. 02-00

Genuine Parts 2,000 shares
Market value $49,625
Options written
20 May 25 calls
Market value 3,250
Exp. 05-00

Office Max 6,000 shares
Market value $33,000
Options written
60 March 5 calls
Market value $6,563
Exp. 03-00

Pep Boys 4,000 shares
Market value $36,500
Options written
40 April 7.5 calls
Market value $9,5009
Exp. 04-00

Stride Rite Corp. 5,000 shares
Market value $32,500
Options written
40 Jan, 7.5 calls
Market value $250
Exp. 01-00

TBC Corp* 18,000 shares
Market value $112,500

Toy's R Us* 2,000 shares
Market value $28,625
20 March 12.5 calls
Market value $5,624
Exp. 03-00

Consumer Cyclicals
Total Market value stocks $424,187
Total Market value calls $40,125


Consumer Staples-12.38%

Bob Evans Farms, Inc. 4,000 shares
Market value $61,750
Options written
40 April 12.5 calls
Market value $12,750
Exp. 04-00

CBRL Group 9,500 shares
Market value $92,031
Options written
25 March 12.5 calls
Market value $469
Exp. 03-00

Deluxe Corp. 2,000 shares
Market value $92,031
Options written
20 April 25 calls
Market value $6.625
Exp. 04-00

Sinclair Broadcast, Inc. 11,000 shares
Market value $134,063
Options written
50 March 7.5 calls
Market value $24,688
Exp. 03-00

*Non-Income Producing Security
The accompanying notes are an integral
part of these financial statements

                                  Page4
WEST UNIVERSITY FUND, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

Common Stocks (continued)

40 June 7.5 calls
Market value $21,500
Exp. 06-00

20 June 10 calls
Market value $7,875
Exp. 06-00

Waste Mgt. 2,000 shares
Market value $34,375
Options written
20 Jan. 20 calls
Market value $624
Exp. 01-00

Consumer Staples
Total Market value stocks $377,094
Total Market value options $74,531


Energy-1.79%


Helmerich & Payne 2,500 shares
Market value $54,531
Options written
25 June 17.5 calls
Market value $14,063
Exp. 06-00


Energy
Total Market value stocks $54,531
Total Market value calls $14,063


Financials-4.0%

Allstate Corp. 2,000 shares
Market value $48,000
Options written
20 Jan. 35 calls
Market value $46
Exp. 01-00

Homefed Corp. 5150 shares
Market value $4,506

Leucadia National 3,000 shares
Market value $69,375
Options written
30 March 30 calls
Market value $9,938
Exp. 03-00

30 March 30 calls
Market value $9,188
Exp. 03-99

Financials
Total Market value stocks $121,881
Total Market value calls $9,984


Mutual Funds-2.99%

MFS Int. Income Fund 15,000 shares
Market value $90,938


Real Estate-7.36%

Host Marriott Corp. 8,000 shares
Market value $66,000
Options written
40 Apr. 10 calls
Market value $1,750
Exp. 04-00

Options written
40 Apr. 7.5 calls
Market value $5,500
Exp. 04-00

New Plan Excel 10,000 shares
Market value $158,125
Options written
50 Feb. 17.5 calls
Market value $938
Exp. 02-00

Options written
50 May 15 calls
Market value $7,500
Exp. 05-00

Real Estate
Total Market value stocks  $224,125
Total Market value options $15,688



Technology-4.00%

Checkpoint Systems 4,000 shares
Market value $40,750
Options written
40 May 7.5 calls
Market value $12,250
Exp. 05-00

Compaq Computer 3,000 shares
Market value $81,188
Options written
30 April 15 calls
Market value $37,500
Exp. 04-00

*Non Income Producing Security
The accompanying notes are an
integral part of these financial statements

WEST UNIVERSITY FUND, INC
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
(Common Stocks Continued)

Telecommunications-1.68%

Amdocs Ltd.* 1,487 shares
Market value $51,295
Options written
14 Feb. 5 calls
Market value $32,000
Exp. 02-00

Transportation-2.12%

Southwest Airlines* 4,000 shares
Market value $64,500
Options written
40 Mar.15 calls
Market value $8,500
Exp. 03-00


Utilities-17.03%

DPL, Inc. 6,000 shares
Market value $103,875
Options written
60 Apr. 17.5 calls
Market value $4,875
Exp. 04-00

MCN Energy 5,500 shares
Market value $130,625
Options written
20 Feb. 17.5 calls
Market value $13,250
Exp. 02-00

Options written
35 Feb. 15 calls
Market value $31,500
Exp. 02-00

Northern States Power 6,000 shares
Market value $117,000
Options written
35 Mar. 22.5 calls
Market value $438
Exp. 03-00

TECO Energy 9,000 shares
Market value $167,063
Options written
30 Feb. 20 calls
Market value $750
Exp. 02-00

Options written
60 May 20 calls
Market value $4,875
Exp. 05-00

Utilities
Total Market value stocks $518,563
Total Market value calls $55,688


Total Equities-83.36%
(Cost $2,686,511)
Market value $2,538,738


Total Option Contracts Written-(12.45%)
Premiums received: ($374,943)
Market value ($379,219)



Short Term Investments
Variable Demand Notes

Firstar- $145,000
(cost: $145,000)

General Mills- $145,000
(cost: $145,000)

Pitney Bowes-  $145,000
(cost: $145,000)

Sara Lee-      $145,000
(cost: $145,000)

Warner Lambert-$12,468
(cost: $12,468)

Wisconsin Corp. CU- $145,000
(cost: $145,000)

WEPCO- $145,000
(cost: $145,000)







*Non Income Producing Security
The accompanying notes are an
integral part of these financial statements

WEST UNIVERSITY FUND, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31,1999
(continued)

Total Short Term Investments -28.98%     $882,468
(cost: $882,468)


Other Assets and Liabilities Net -.12%    $3,575

Net Assets -100%             $3,045,562

The accompanying notes are an
integral part of these financial statements

WEST UNIVERSITY FUND, INC.
STATEMENT OF ASSETS AND
LIABILITIES
DECEMBER 31, 1999


ASSETS
Investments in securities, at market value            $2,538,738
(cost: $2,686,511)
Variable demand notes
at market value                                         $882,468
(cost: $882,468)

Receivables:
Dividends                                              $10,582
Interest                                               $3,480
Total Assets                                           $3,435,268

LIABILITIES
Covered call options written, at market value          $379,219
(Premiums received: $374,943)
Accrued expenses                                       $10,487
Total Liabilities                                      $389,706

NET ASSETS                                             $3,045,562
Net asset value per share ($3,045,562 / 304,069 shares outstanding)

COMPONENTS OF NET ASSETS
Common stock, $1.00 par value; 10,000,000 shares authorized,
 304,069 shares issued and outstanding                 $304,069
Paid-in capital                                        $2,891,823
Net investment gain                                    $1,718
Net unrealized (depreciation)
on investments                                         ($152,048)

NET ASSETS                                              $3,045,562

The accompanying notes are an integral part of these financial statements.

WEST UNIVERSITY FUND, INC.
STATEMENT OF OPERATIONS
DECEMBER 31, 1999

INCOME:
Interest                                         $56,155
Dividends                                        $55,065

EXPENSES:
Management fee                                   $29,308
Accounting fee                                   $8,476
Audit and tax consulting fees                    $7,300
Custodian fees                                   $5,986

Total Expenses                                   $51,070

Net Investment Income                            $60,150

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                $240,239
Net increase in unrealized appreciation        ($116,775)

Net gain on investments                         $123,464

Net increase in net assets
resulting from operations                       $183,614

The accompanying notes are an integral
part of these financial statements.

WEST UNIVERSITY FUND, INC.
STATEMENT OF CHANGES
IN NET ASSETS
DECEMBER 31,1999

                                        Year ended            Year ended
                                         12-31-99              12-31-98
OPERATIONS:
Net investment income                     $60,150               $56,857
Net realized (loss) gain on investments  ($240,239)            ($198,767)
Net (decrease) increase in
unrealized appreciation                  ($116,775)              ($52,429)
Net (decrease) increase in net assets
resulting from operations                 $183,614             ($194,339)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($60,1668)               ($56,868)
Distributions from net realized gains    ($41,500)                     $0
Total distributions                      ($101,666)               ($56,868)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued (24,495 and
40,865 respectively)                    $265,081                $437,033
Increase from shares issued in
reinvested distributions                  $97,826                 $42,325
Cost of shares redeemed                  ($836,654)              ($332,021)
Net increase in net assets derived from
capital share transactions               ($473,747)                $147,337
Net (decrease) increase in net assets    ($391,799)              ($103,870)
NET ASSETS AT BEGINNING
OF YEAR                                   $3,437,361              $3,541,231
NET ASSETS AT
END OF YEAR                               $3,045,562              $3,437,361

The accompanying notes are an integral part of these financial statements

WEST UNIVERSITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

West University Fund, Inc. (the"fund"), was incorporated under the laws of the State of Texas on October 25,1995 and commenced investment activity in February 1996. The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The following is a summary of the fund's significant accounting policies.

Basis of Accounting- The accounting records of the fund and its financial statements are maintained and prepared on the accrual basis under generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires manage-ment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation- Investments and outstanding options (collectively referred to as securities) are stated at market value. Securities traded on securities exchanges are valued at the last sale price on the day, at the mean between the last current bid and asked prices.

Investment Income and Securities Transactions- Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on an identified cost basis for both financial statement and Federal income tax purposes.

Option Accounting Principles- When the fund writes a call option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sales price or, in the absence of a sale, the mean between the last current bid and asked prices.

When a call expires on its stipulated expiration date, or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a call option is exercised, the fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

Fund Share Valuation- Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading of the New York
Stock Exchange on each day the Exchange is open for trading by dividing the total value of the fund's investments and other assets, less the sum of liabilities and the value of outstanding call options, by the number of fund shares outstanding.

Federal Income Taxes- It is the fund's intention to comply with the provisions of the Internal Revenue Code enabling it to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income taxes has been made.

Custodian- The fund's custodian is Firstar Trust Company. Pursuant to the terms of the Custodian Agreement the fund will forward to the Custodian
                                 Page 11

 the proceeds of each purchase of fund shares. The Custodian will hold such proceeds and make disbursements therefrom in accordance with the terms of the Custodian Agreement. It will retain possession of the securities purchased with such proceeds and maintain appropriate records with respect to receipt and disbursements of money, receipt and release of securities, and all other transactions of the Custodian with respect to the securities and other assets of the fund.

NOTE 2.- INVESTMENT ADVISORY AGREEMENT
AND "AFFILIATED PERSONS"

Cancelmo Capital Management, Inc. (the "Adviser") is the investment adviser of the fund. The Adviser, subject to the control and direction of the Fund's board of directors, manages and supervises the investment operations of the Fund and the composition of its portfolio, including the writing of all options and making recommendations to the Fund's board of directors as to investment policies.

As compensation for furnishing investment advisory, management, and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement, the Fund pays the Adviser an annual fee equal to 1.0% of average daily net assets. The Adviser will reduce its fees to limit the total annual expenses of the Company (including the Adviser's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and certain extraordinary expenses) to 2.0% of the first $10,000,000 of average daily assets, 1.5% of the next $20,000,000 of such assets, and 1.0% of such assets over $30,000,000.

NOTE 3- CAPITAL SHARE TRANSACTIONS

As of December 31, 1999, there were
304,069 shares of $1.00 par value capital stock authorized and capital paid-in aggregated $2,891,823.

Transactions in capital stock were as follows:


                                Shares                    Amount
                           1999      1998            1999        1998


Shares sold               25,495    40,865        $265,081      $437,033

Shares issued
in reinvestment
of dividends               9,861      4,382        $97,826       $42,325
                           35,356     45,247       $362,907     $479,358

Shares
redeemed                   85,502     11,307        $836,654     $332,021

Net increase (decrease)   (50,146)     33,940      ($473,747)    $147,337

NOTE 4.- INVESTMENT ACTIVITY

For the year ended December 31,1999, purchases of investment securities (excluding short term investments) totaled $4,326,871 and proceeds from sales totaled $3,749,219.

As of December 31, 1999, and 1998, portfolio securities valued at $2,273,700 and $1,978,844 respectively were held in escrow by the custodian in connection with covered call options written by the Fund.


                                  Number of Contracts         Premiums


Outstanding at beginning of year         895                   $327,316
Call options written                     2,745                $693,563
Call options terminated in closing
purchase transactions                   (225)                 ($87,721)
Call options expired                    (819)                 ($145,875)
Call options exercised                  (1,176)               ($412,340)

Outstanding at December 31, 1999         1420                  $374,943

WEST UNIVERSITY FUND, INC.
SUPPLEMENTARY INFORMATION
DECEMBER 31,1999

SELECTED PER SHARE DATA AND RATIOS

                      1999          1998             1997            1996


Net asset value at
beginning of period  $ 9.70         $10.35           $10.21          $10.00

Income from investment
operations:
Net investment income$ .20           $.16             $.12            $.09
Distributions from net
investment income     ($.20)         ($.16)           ($.12)          ($.09)
Net realized and unrealized
gain (loss) on securities  $.47      ($.65)            $.82            $.80
Distributions from realized
gains on securities        ($.15)     $0              ($.64)          ($.59)

Net asset value at
end of year              $10.02      $9.70            $10.35          $10.21

Total return             6.96%       (4.70)%            9.73%          9.71%*

Ratios/Supplemental Data:
Net assets at end of
year(in thousands)      $3,046       $3,437            $3,541          $2,037
Expenses to average
net assets               1.74        1.59             1.75              1.82
Net investment income before
taxes to average net assets 2.05     1.53             1.36              1.19
Portfolio turnover rate    190.%      218.49%          188.53%        101.38%


*Annualized

WEST UNIVERSITY FUND, INC.
FINANCIAL STATEMENTS
December 31, 1999 and 1998

Independent Auditors' Report

January 28, 2000

To the Shareholders and Board of Directors,
West University Fund, Inc.
Houston, Texas

We have audited the accompanying statement of assets and liabilities of West University Fund, Inc., (a Texas corporation), including the schedule of portfolio investments, as December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the three years then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred above present fairly, in all material respects, the financial position of West University Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the three years then ended, in conformity with generally accepted accounting principles.

WEST UNIVERSITY FUND, INC
DECEMBER 31,1999




INVESTMENT ADVISER
Cancelmo Capital Management, Inc.
3030 University Boulevard
Houston, Texas 77005
713-666-1652
800-465-5657

CUSTODIAN
Firstar Trust Company
P.O. Box 701
Milwaukee, WI 53201
414-765-4124

INDEPENDENT AUDITORS
Simonton, Kutac and Barnidge, L.L.P.
Certified Public Accountants
1010 Lamar, Suite 850
Houston, Texas 77002

This report is submitted for the information of shareholders of the fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.